EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated April 14, 2016, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-16-111535) to the definitive version of the Registrant’s Prospectus regarding the Class A Shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds, dated May 31, 2015, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on May 29, 2015 (SEC Accession No. 0001104659-15-042095).